Goodwill and Intangibles - Components of Intangible Assets Other Than Goodwill (Details) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) segment	Mar. 31, 2018	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Segment Reporting [Abstract]
Number of operating segments | segment	1		1
Concentration Risk [Line Items]
Accounts receivable	$ 684.1		$ 651.8	$ 567.4
Product Sales
Concentration Risk [Line Items]
Accounts receivable	$ 83.5		$ 96.4	$ 88.0
Customer Concentration Risk | Revenue | Single Customer
Concentration Risk [Line Items]
Concentration risk	12.30%	11.30%	11.90%	12.90%	11.70%